Taxes on Income (Details) - Schedule of Income Before Taxes on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Before Income Taxes [Line Items]
Income before taxes on income	$ 77,118	$ 65,550	$ 57,286
Domestic Tax Authority [Member]
Schedule of Income Before Income Taxes [Line Items]
Income before taxes on income	25,796	27,373	39,248
Foreign Tax Authority [Member]
Schedule of Income Before Income Taxes [Line Items]
Income before taxes on income	$ 51,322	$ 38,177	$ 18,038